COLT 2024-3 Mortgage Loan Trust ABS-15G

Exhibit 99.10

Loan ID	Deal ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350106883		Borrower_Last_Name	XXXX	XXXX	FALSE
XXXX	4350106882		Borrower_Last_Name	XXXX	XXXX	FALSE
XXXX	4350106885		Borrower_Last_Name	XXXX	XXXX	FALSE
XXXX	4350106873		Credit QM/ATR Designation	QM-ATR Exempt	General QM - Appendix Q	NONQM-DSCR
XXXX	4350106873		Closing/Settlement Date	XXXX	XXXX	Per Notary and HUD (pg 246)
XXXX	4350106873		Loan Product Type	30 Year Fixed IO	30 Year Fixed	Per Note
XXXX	4350106898		Closing/Settlement Date	XXXX	XXXX	Disbursement is XXXX per FCD
XXXX	4350106898		Qualifying Total Debt Income Ratio	34.65	28.62	Lender excluded borr's XXXX Lease payment for $XXXX/mo due to < 10 mos. Leases do not qualify for this exclusion
XXXX	4350106905		Qualifying Total Debt Income Ratio	38.13	39.81	Audit DTI lower due to missing lease for subject property confirming the rental income.
XXXX	4350106906		Application Date	XXXX	XXXX	Per Initial 1003
XXXX	4350106888		Credit QM/ATR Designation	Non QM - ATR	General QM - Appendix Q	Loan is NON QM
XXXX	4350106897		Qualifying Total Debt Income Ratio	44.36	48.86	Liabilities on credit report are less than what was stated on the 1008.
XXXX	4350106917		Number of Borrowers	3	2	Per Note
XXXX	4350106917		Application Date	XXXX	XXXX	Per Initial 1003
XXXX	4350106917		Closing/Settlement Date	XXXX	XXXX	FCD disbursement date XXXX
XXXX	4350106894		Application Date	XXXX	XXXX	app date is XXXX
XXXX	4350106891		Closing/Settlement Date	XXXX	XXXX	The dates are what are on the documents provided.
XXXX	4350106922		Qualifying Total Debt Income Ratio	6.92	7.14	Audit DTI different due to XXXX mortgage statement shows T&I are included in the P&I payment. Lender is using an additional $406.45 for monthly insurance, taxes and association dues. XXXX is not a condo so no HOA dues.
XXXX	4350106899		Original_PITI_Payment	XXXX	XXXX	FALSE
XXXX	4350106899		Originator_DTI	23.86	33.088	FALSE